Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Right-of-use assets
Beginning balance			$ 1,846	$ 2,920
Additions			1,116	129
Loss on modification				25
Depreciation			(881)	(793)
Derecognition of right-of-use assets/lease liabilities due to sale			(9)
Effect of foreign exchange rates			40
Ending balance	$ 2,112	$ 2,281	2,112	2,281
Lease liabilities
Beginning balance			1,300	2,441
Additions			1,116	118
Loss on modification				22
Interest expense	26	18	44	40
Interest expense.			44	40
Payments			(386)	(439)
Derecognition of right of use assets/lease liabilities due to sale			(7)
Effect of foreign exchange rates			210	(47)
Ending balance	2,277	2,135	2,277	2,135
Lease liabilities - current	1,720	1,154	1,720	1,154	$ 1,282
Lease liabilities - non-current	$ 557	$ 981	$ 557	$ 981	$ 18